Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 13:	PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2023 and December 31, 2022, property, plant and equipment (“PPE”) consisted of the following:

	Notes	BVVE and electrical components	Mineral assets	Land and buildings	Leasehold improvements	Vehicles	Total
Cost
Balance as of January 1, 2023		308,205	9,000	4,392	45,278	1,082	367,957
Additions		63,598	—	1,348	5,924	272	71,142
Additions related to asset acquisitions	5	13	—	—	30	—	43
Dispositions		(7,325)	(9,000)	—	(5)	(92)	(16,422)
Transfer to assets held for sale	11	(9,688)	—	—	—	—	(9,688)
Effect of change in discount rate	20	—	—	—	(499)	—	(499)
Balance as of December 31, 2023		354,803	—	5,740	50,728	1,262	412,533

Accumulated Depreciation
Balance as of January 1, 2023		120,097	6,000	270	21,636	526	148,529
Depreciation		77,551	—	154	3,556	194	81,455
Dispositions		(5,756)	(9,000)	—	(5)	(73)	(14,834)
Transfer to assets held for sale	11	(8,418)	—	—	—	—	(8,418)
Impairment	12	1,882	3,000	—	—	—	4,882
Impairment on deposits transferred to PPE		14,438	—	—	469	—	14,907
Balance as of December 31, 2023		199,794	—	424	25,656	647	226,521

Net book value as of December 31, 2023		155,009	—	5,316	25,072	615	186,012

		BVVE and electrical components	Mineral assets	Land and buildings	Leasehold improvements	Vehicles	Total
Cost
Balance as of January 1, 2022		156,647	9,000	4,549	5,783	547	176,526
Measurement period adjustment to business combination		(1,127)	—	(18)	—	—	(1,145)
Additions		164,437	—	3,239	39,495	552	207,723
Dispositions		(3,609)	—	(3,378)	—	(17)	(7,004)
Transfer to assets held for sale	11	(8,143)	—	—	—	—	(8,143)
Balance as of December 31, 2022		308,205	9,000	4,392	45,278	1,082	367,957

Accumulated Depreciation
Balance as of January 1, 2022		35,766	1,800	286	1,560	264	39,676
Depreciation		66,319	—	193	1,703	124	68,339
Dispositions		(2,562)	—	(366)	—	(13)	(2,941)
Transfer to assets held for sale	11	(6,040)	—	—	—	—	(6,040)
Impairment	12	24,820	4,200	157	13,107	151	42,435
Impairment on deposits transferred to PPE		1,794	—	—	5,266	—	7,060
Balance as of December 31, 2022		120,097	6,000	270	21,636	526	148,529

Net book value as of December 31, 2022		188,108	3,000	4,122	23,642	556	219,428

BVVE

Further details of the quantity and models of BTC BVVE held by the Company as of December 31, 2023 and December 31, 2022 are as follows :

	Notes	MicroBT Whatsminer*	Bitmain S19j Pro	Innosilicon T3 & T2T	Bitmain S19XP	Total
Quantity as of January 1, 2023		45,375	7,172	5,711	—	58,258
Additions		8,281	9,289	—	409	17,979
Dispositions		(1,918)	(100)	(5,711)	(409)	(8,138)
Quantity as of December 31, 2023		51,738	16,361	—	—	68,099
Classified as assets held for sale	11	(731)	(300)	—	—	(1,031)
Presented as property, plant and equipment		51,007	16,061	—	—	67,068

* Includes 731 M20S classified as assets held for sale, 36,018 M30S, 12,517 M31S and 2,473 M50 Miners as of December 31, 2023.

Refer to Note 11 for more details on assets held for sale.

	Notes	MicroBT Whatsminer*	Bitmain S19j Pro	Innosilicon T3 & T2T**	Canaan Avalon A10	Bitmain S19XP	Other Bitmain Antminers***	Total
Quantity as of January 1, 2022		18,675	7,172	6,446	1,024	—	8,073	41,390
Additions		28,499	—	—	—	801	—	29,300
Dispositions		(1,799)	—	(735)	(1,024)	(801)	(8,073)	(12,432)
Quantity as of December 31, 2022		45,375	7,172	5,711	—	—	—	58,258
Classified as assets held for sale	11	(2,512)	—	(1,272)	—	—	—	(3,784)
Presented as ROU asset****	18	(3,000)	—	—	—	—	—	(3,000)
Presented as property, plant and equipment		39,863	7,172	4,439	—	—	—	51,474

* Includes 2,512 M20S classified as assets held for sale, 30,210 M30S and 12,653 M31S Miners.

** Includes 4,439 T3 and 1,272 T2T Miners classified as assets held for sale.

*** Included Antminer T15 and Antminer S15 Miners classified as assets held for sale and written off.

**** Includes 3,000 WhatsMiner M31S+ with a net book value of approximately $3,330.

Refer to Note 11 for more details on assets held for sale.